INCOME TAXES Valuation allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Valuation allowance for net deferred tax assets	$ (72,684)	$ (76,346)
Reduction in deferred tax liability related to indefinite-lived intangibles	(5,300)
Decrease in deferred tax liabilities related to pre-tax losses of US operations	(3,200)
The amount of decrease in deferred tax liabilities related to interest expense disallowed but carried forward indefinitely	$ (2,100)